Fair Value Measurements (Details 2) (Ziegler Healthcare Real Estate Funds, Nonrecurring basis, Level 3, USD $)	12 Months Ended
Dec. 31, 2012
Quantitative inputs and assumptions used for items categorized in Level 3 for the fair value hierarchy
Fair value	$ 5,474,000
Discounted cash flow | Minimum
Unobservable Inputs
Discount rate (as a percent)	10.70%
Capitalization rate (as a percent)	7.70%
Vacancy rate (as a percent)	9.41%
Discounted cash flow | Maximum
Unobservable Inputs
Discount rate (as a percent)	13.50%
Capitalization rate (as a percent)	10.50%
Vacancy rate (as a percent)	17.80%
Market comparable/ Discounted cash flow | Minimum
Unobservable Inputs
Capitalization rate (as a percent)	9.00%
Market comparable/ Discounted cash flow | Maximum
Unobservable Inputs
Capitalization rate (as a percent)	10.00%
Investment in real estate properties
Quantitative inputs and assumptions used for items categorized in Level 3 for the fair value hierarchy
Fair value	4,799,000
Property under development
Quantitative inputs and assumptions used for items categorized in Level 3 for the fair value hierarchy
Fair value	$ 675,000